GAIN ON SALE OF SUBSIDIARIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of subsidiaries, operating	$ 0	$ 1,894	$ 0
River Box
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage		49.90%
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of disposed assets		50.10%
Net proceeds received		$ 17,500
Gain on sale of subsidiaries, operating		1,900
Long-term loan from related party	$ 45,000	$ 45,000